STOCK-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2016
STOCK-BASED COMPENSATION PLAN
Schedule of assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Year ended December 31,
	2016		2015		2014
Dividend yield	5.6%		2.3%		2.4%
Expected volatility	57.9%		57.6%		60.3%
Risk-free interest rate	1.4%		1.4%		1.7%
Expected life of stock options granted during the period	5.9	years	5.9	years	5.7	years